Schedule of Reconciliation of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2023	Feb. 29, 2024	Feb. 28, 2023
Income Tax Disclosure [Abstract]
Book Loss					$ (1,541,200)	$ (1,837,400)
Depreciation					270,100	(20,700)
Meals & Entertainment					300
Preferred dividends					422,842
Stock compensation					24,468	(48,548)
Loss on asset disposal					67,274
Accrued payroll					51,857
Related party accruals					114,928
Change in valuation allowance					589,431	1,906,648
Provision for Income Taxes